Pension and Other Post-Employment Benefits (Plan Assets By Investment Asset Category And Fair Value Input Level) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	$ 291	$ 309
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	52	51
Fixed Income - Canadian Bondfunds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	57	75
Domestic Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	97	97
Foreign Equity[Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	71	72
Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	14	14
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	87	85
Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	51	50
Level 1 [Member] | Domestic Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	35	34
Level 1 [Member] | Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	1	1
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	191	211
Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	1	1
Level 2 [Member] | Fixed Income - Canadian Bondfunds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	57	75
Level 2 [Member] | Domestic Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	62	63
Level 2 [Member] | Foreign Equity[Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	71	72
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	13	13
Level 3 [Member] | Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	$ 13	$ 13	$ 12